Discontinued Operations	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Discontinued Operations

NOTE 3 — DISCONTINUED OPERATIONS

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings (“IPVF”) business to Shale-Inland Holdings, LLC for proceeds of approximately $469 million, which is subject to a customary working capital adjustment. Upon closing, the Company received cash proceeds of approximately $464 million, net of $5 million of transaction costs. As a result of the sale, the Company recorded a $9 million pre-tax gain in the first quarter of fiscal 2012.

On September 9, 2011, the Company sold all of the issued and outstanding equity interests in its Plumbing/HVAC (“Plumbing”) business to Hajoca Corporation. The Company received cash proceeds of approximately $116 million, net of $8 million remaining in escrow and $4 million of transaction costs. As a result of the sale, the Company recorded a $7 million pre-tax gain in fiscal 2011. During the first quarter of fiscal 2012, the Company paid an additional $1 million in transaction costs.

On February 28, 2011, HD Supply Canada sold substantially all of the assets of SESCO/QUESCO (“SESCO”), an electrical products division of HD Supply Canada, to Sonepar Canada, and received proceeds of approximately $11 million, less $1 million remaining in escrow. As a result of the sale, the Company recorded a $2 million pre-tax gain in fiscal 2011.

Summary Financial Information

In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF, Plumbing and SESCO operations and the gain on sale of the businesses are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations and Comprehensive Income (Loss). All prior period Consolidated Statements of Operations and Comprehensive Income (Loss) presented have been revised to reflect this presentation. The Consolidated Balance Sheets and Statements of Cash Flows prior to the dates of disposition have not been revised for discontinued operations.

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Three Months Ended		Six Months Ended
	July 29, 2012	July 31, 2011	July 29, 2012	July 31, 2011
Net sales	$—	$282	$127	$565
Gain on sale of discontinued operations	—	—	9	2
Income (loss) before provision for income taxes	—	6	16	12
Provision (benefit) for income taxes	—	(1)	—	—

Income from discontinued operations, net of tax	$—	$7	$16	$12

NOTE 3—DISCONTINUED OPERATIONS

On September 9, 2011, the Company sold all of the issued and outstanding equity interests in its Plumbing/HVAC (“Plumbing”) business to Hajoca Corporation. The Company received cash proceeds of approximately $116 million, net of $8 million remaining in escrow and $4 million of transaction costs. As a result of the sale, the Company recorded a $7 million pre-tax gain in fiscal 2011.

On February 28, 2011, HD Supply Canada sold substantially all of the assets of SESCO/QUESCO (“SESCO”), an electrical products division of HD Supply Canada, to Sonepar Canada, and received proceeds of approximately $11 million, less $1 million remaining in escrow. As a result of the sale, the Company recorded a $2 million pre-tax gain in fiscal 2011.

Subsequent Event

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings (“IPVF”) business to Shale-Inland Holdings, LLC for proceeds of approximately $469 million, which is subject to a customary working capital adjustment.

Summary Financial Information

In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF, Plumbing/HVAC and SESCO/QUESCO operations and the gains on sales of the businesses are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations. All Consolidated Statements of Operations presented have been revised to reflect this presentation. The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Net sales	$969	$1,028	$1,105
Gains on sales of discontinued operations	9	—	—
Income (loss) before provision for income taxes	20	(6)	(53)
Provision for income taxes	—	—	(19)

Income (loss) from discontinued operations, net of tax	$20	$(6)	$(34)